Income Taxes - Summary of Differences Between the Federal Tax Rate and Company's Effective Tax Rate (Detail) - USD ($)	3 Months Ended		7 Months Ended	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Deductible loss and credit carryforwards [Line Items]
Federal income tax benefit at statutory rate			21.00%
State income tax expense (benefit), net of federal tax benefit			0.00%
Increase in fair value of warrant liabilities			(18.50%)
Change in valuation allowance			(2.50%)
Income tax provision			0.00%
Wilco Holdco Inc
Deductible loss and credit carryforwards [Line Items]
Federal income tax benefit at statutory rate	$ 0.371	$ 0.181		$ (694,000)	$ (8,121,000)	$ (12,330,000)
State income tax expense (benefit), net of federal tax benefit				1,248,000	(3,741,000)	(5,212,000)
Change in state tax rate				(2,551,000)	(1,197,000)	(1,663,000)
Prior period adjustments and other				(105,000)	(51,000)	(853,000)
Valuation allowance				(981,000)	(34,943,000)	6,198,000
Interest expense on redeemable preferred stock				3,997,000	3,257,000	2,683,000
Other permanent differences, net				1,151,000	777,000	1,211,000
Income tax provision	$ (10,515,000)	$ (1,792,000)		$ 2,065,000	$ (44,019,000)	$ (9,966,000)
Federal income tax benefit at statutory rate				21.00%	21.00%	21.00%
State income tax expense (benefit), net of federal tax benefit				(37.80%)	9.70%	8.90%
Change in state tax rate				77.10%	3.10%	2.80%
Prior period adjustments and other				3.20%	0.00%	1.60%
Change in valuation allowance				29.70%	90.40%	(10.60%)
Interest expense on redeemable preferred stock				(120.90%)	(8.40%)	(4.60%)
Other permanent differences, net				(34.80%)	(2.00%)	(2.10%)
Income tax provision				(62.50%)	113.80%	17.00%